PROSKAUER ROSE LLP

ELEVEN TIMES SQUARE

NEW YORK, NEW YORK 10036

March 22, 2018

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Anu Dubey and Ken Ellington

Re:	Dreyfus Premier Worldwide Growth Fund, Inc. (Registration Nos: 333-223161)

Ladies and Gentlemen:

On behalf of Dreyfus Premier Worldwide Growth Fund, Inc. (the "Registrant"), and pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, we transmit herewith for filing with the Securities and Exchange Commission (the "Commission") Pre-Effective Amendment No. 1 (the "Amendment") to the Registrant's Registration Statement on Form N-14 (the "Registration Statement") filed with the Commission on February 22, 2018.

The Amendment is being filed in order to respond to comments of the staff of the Commission on the Registration Statement, include pro forma financial statements and to make certain other revisions. The prospectus/proxy statement and the statement of additional information included in the Amendment are marked to indicate changes from those versions filed as part of the Registration Statement.

Please telephone the undersigned at 212.969.3379, or David Stephens of this office at 212.969.3357, if you have any questions.

Very truly yours,

/s/Kim Kaufman
Kim Kaufman

cc:          David Stephens